Share-based Compensation (Details Narrative) ¥ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) Integer ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Sep. 17, 2021 shares	Mar. 18, 2020 shares	Mar. 17, 2020 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, shares authorized				1,500,000,000	1,500,000,000
Cash settled equity instrument granted under share-based payment arrangements | ¥	¥ 0	¥ 0	¥ 0
Compensation cost for share-based payment arrangements | ¥	¥ 0	¥ 0	¥ 0
Weighted average grant date fair value of options granted | ¥ / shares			¥ 0.19
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares, awarded			6,687,500
Threshold number of trading days before vesting day | Integer	30
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	1 year
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, shares authorized		1,268,785,000		1,268,785,000	1,268,785,000
2018 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
2019 Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, shares authorized						100,000,000	100,000,000	40,000,000
2019 Incentive Plan [Member] | Common Class A [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
2019 Incentive Plan [Member] | Common Class A [Member] | Restated [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, shares authorized						170,000,000
Two Thousand And Nineteen Incentive Plan Amended And Restated Two Thousand And Nineteen Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expenses, unvested awards		¥ 6,200		$ 0.2	¥ 1,400
Unrecognized compensation expenses, weighted average period for recognition	10 months 17 days	1 year 7 months 13 days